Private Placement - Additional Information (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Mar. 05, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Proceeds from issuance of warrants			$ 0	$ 9,189,015
Private Placement Warrants [Member]
Class of warrants or rights, number of securities called by each warrant or rights		1	1
Class of warrants or rights, exercise price		$ 11.5	$ 11.5
IPO [Member]
Proceeds from issuance of warrants				$ 10,211,874
IPO [Member] | Sponsor [Member] | Private Placement Warrants [Member]
Class of warrant or rights issued during period		6,000,000	6,000,000
Class of warrant or rights issued during period, price per warrant or right		$ 1.5	$ 1.5
Proceeds from issuance of warrants		$ 9,000,000	$ 9,000,000
Over-Allotment Option [Member] | Sponsor [Member] | Private Placement Warrants [Member]
Class of warrant or rights issued during period	126,010
Class of warrants or rights subscribed but not issued		600,000	600,000
Class of warrants or rights subscribed but not issued value		$ 900,000	$ 900,000
Proceeds from derivative instrument, financing activities	$ 189,015